Finance Leases (Details) - Schedule of Components of Lease Expense - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease costs
Finance lease expense, Statement of income location	Cost of goods sold
Finance lease expense	$ 22,977